GEOGRAPHIC INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Total Revenues	$ 151,579	$ 137,232	$ 127,490
Long-Lived Assets	3,856	3,191	3,619
Israel [Member]
Total Revenues	7,994	7,887	7,773
Long-Lived Assets	3,576	2,941	3,227
Americas [Member]
Total Revenues	76,429	71,527	66,443
Long-Lived Assets	141	147	230
Europe [Member]
Total Revenues	43,989	37,310	35,876
Long-Lived Assets	56	74	119
Far East [Member]
Total Revenues	23,167	20,508	17,398
Long-Lived Assets	$ 83	$ 29	$ 43